INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Major components of tax expense (income) [abstract]
Current income taxes	$ (16)	$ (14)
Deferred income taxes	(3)	0
Income taxes	$ (19)	$ (14)	[1]
Effective tax rate	18.30%	24.10%

[1]	Prior period comparatives have been reclassified to conform with the current period presentation